Goodwill & Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill & Intangible Assets, Net [Abstract]
Schedule of goodwill and the intangible assets
Balance as of December 31, 2020	$-
Goodwill from acquisition of Zebra	51,243
Goodwill from acquisition of USARAD	7,055
Balance as of December 31, 2021	$58,298

Schedule of intangible assets
	Weighted Average
	Useful Life (in Years)	Amount as of the merger/ acquisition date	Amortization expense for the period	Amount as of December 31, 2021

Developed technology	10	$27,316	$455	$26,861
Image big data	10	$52,500	$875	$51,625
Market platform	4	$2,591	$108	$2,483
Radiologist relationships	11.17	$17,770	$265	$17,505
Trade name	12.17	$2,095	$29	$2,066
Customer relationships	6.17	$1,322	$36	$1,286
Total		$103,594	$1,768	$101,826

Schedule of Amortization of intangible assets for each of the next five years and thereafter
Year ended December 31,
2022	$10,607
2023	10,607
2024	10,607
2025	10,499
2026 and thenafter	59,506
Total	$101,826